General and administrative expense (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
General and administrative expense
Staff costs - General and administrative	€ 12,057	€ 16,870	€ 40,366	€ 63,941
Occupancy costs	409	406	1,062	1,219
Professional fees	2,546	4,559	9,027	9,035
Travel and entertainment	210	1,306	1,244	3,784
Office and related expenses	1,491	1,877	4,775	5,258
General sub-contracts	76	1,261	1,267	3,174
Bank fees & payment cost	437	327	1,249	2,009
Bad debt expense, net	508	586	3,761	2,635
Tax expenses	1,737	1,344	5,485	4,409
Tax provisions	946	1,703	3,169	3,009
Provisions for liabilities and other charges - general and administrative	107	(210)	558	29
Depreciation and amortization	1,878	2,095	6,106	5,568
Other general and administrative expense	322	536	6,117	1,255
General and administrative expense	€ 22,724	€ 32,660	84,186	105,325
Share options granted to employees			11,998	31,934
Settlement loss			4,265
Insurance expense			€ 2,021	€ 1,091